Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 477,309	$ 6,809,485
Accounts receivable, net	92,149	9,705
Other receivables and prepayments, net	267,781	128,423
Advances to suppliers	152,751	386,241
Inventories, net	1,349,102	2,217,802
Other taxes receivable	374,270	281,373
Total Current Assets	2,713,362	9,833,029
Property and equipment, net	1,261,493	531,467
Construction in progress	223,772
Intangible assets, net		3,698,569
Non-marketable equity securities	1,500,043	1,500,043
Total Assets	5,698,670	15,563,108
CURRENT LIABILITIES:
Accounts payable	234,449	47,888
Advances from customers	232,565	313,167
Accrued expenses and other current liabilities	977,119	762,873
Warranty obligation	8,671	20,234
Due to related parties- short-term borrowings		1,536,720
Total Current Liabilities	1,452,804	2,680,882
OTHER LIABILITIES
Warrants liability	1,129,246	1,729,111
Total Liabilities	2,582,050	4,409,993
Commitments and Contingency
SHAREHOLDERS' EQUITY
Common shares, $0.002731 par value, 50,000,000 shares authorized, 17,806,586 and 17,312,586, shares issued and outstanding at December 31, 2018 and 2017 respectively	48,630	47,281
Additional paid-in capital	40,620,772	39,233,137
Accumulated deficit	(40,156,204)	(31,246,202)
Accumulated other comprehensive income	2,603,422	3,118,899
Total Equity	3,116,620	11,153,115
Total liabilities and equity	$ 5,698,670	$ 15,563,108